Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended		120 Months Ended
	Jul. 31, 2025		Jul. 31, 2025		Jul. 31, 2025
C000013133
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(4.57%)		(0.76%)		1.47%
C000013135
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(3.13%)		(0.87%)		1.20%
C000092720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.61%)		(0.47%)		1.43%
C000013172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.18%)		(0.57%)		1.16%
C000063955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(5.65%)		(1.08%)		1.04%
C000013116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(4.10%)		(1.15%)		0.77%
C000092718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000100969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(3.35%)		(0.04%)		1.77%
C000100970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(1.92%)		(0.16%)		1.51%
C000100971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(4.87%)		(1.06%)		1.55%
C000013129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(3.38%)		(1.16%)		1.28%
C000063948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(5.15%)		(0.98%)		1.14%
C000013147
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(3.72%)		(1.08%)		0.86%
C000063951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013133
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.40%)		(0.11%)		1.81%
Without Sales Load [Member] | C000013135
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.17%)		(0.87%)		1.20%
Without Sales Load [Member] | C000092720
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.20%)		0.09%		2.01%
Without Sales Load [Member] | C000013173
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.36%)		0.19%		1.76%
Without Sales Load [Member] | C000013172
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.22%)		(0.57%)		1.16%
Without Sales Load [Member] | C000063955
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.26%)		0.39%		1.96%
Without Sales Load [Member] | C000013114
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.52%)		(0.43%)		1.37%
Without Sales Load [Member] | C000013116
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.16%)		(1.15%)		0.77%
Without Sales Load [Member] | C000092718
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.32%)		(0.23%)		1.57%
Without Sales Load [Member] | C000100969
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.12%)		0.61%		2.11%
Without Sales Load [Member] | C000100970
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.95%)		(0.16%)		1.51%
Without Sales Load [Member] | C000100971
Average Annual Return [Line Items]
Average Annual Return, Percent	0.14%		0.85%		2.36%
Without Sales Load [Member] | C000013127
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.67%)		(0.42%)		1.89%
Without Sales Load [Member] | C000013129
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.43%)		(1.16%)		1.28%
Without Sales Load [Member] | C000063948
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.47%)		(0.21%)		2.10%
Without Sales Load [Member] | C000013145
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.99%)		(0.34%)		1.47%
Without Sales Load [Member] | C000013147
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.77%)		(1.08%)		0.86%
Without Sales Load [Member] | C000063951
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.77%)		(0.12%)		1.67%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[1]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[2]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[3]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[4]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[5]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[6]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[7]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[8]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[9]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[10]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[11]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[12]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[13]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[14]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[15]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[16]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[17]	0.13%		2.11%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%	[18]	0.13%		2.11%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	0.35%		0.07%		1.96%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	0.35%		0.07%		1.96%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	0.35%		0.07%		1.96%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	1.83%		0.60%		2.20%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	1.83%		0.60%		2.20%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	1.83%		0.60%		2.20%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	0.47%		0.00%	[7]	1.80%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	0.47%		0.00%	[8]	1.80%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	0.47%		0.00%	[9]	1.80%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	0.56%		1.08%		3.07%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	0.56%		1.08%		3.07%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	0.56%		1.08%		3.07%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	0.13%		0.23%		2.31%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	0.13%		0.23%		2.31%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	0.13%		0.23%		2.31%

[1]	Amount is less than 0.005% or (0.005)%, as applicable.
[2]	Amount is less than 0.005% or (0.005)%, as applicable.
[3]	Amount is less than 0.005% or (0.005)%, as applicable.
[4]	Amount is less than 0.005% or (0.005)%, as applicable.
[5]	Amount is less than 0.005% or (0.005)%, as applicable.
[6]	Amount is less than 0.005% or (0.005)%, as applicable.
[7]	Amount is less than 0.005% or (0.005)%, as applicable.
[8]	Amount is less than 0.005% or (0.005)%, as applicable.
[9]	Amount is less than 0.005% or (0.005)%, as applicable.
[10]	Amount is less than 0.005% or (0.005)%, as applicable.
[11]	Amount is less than 0.005% or (0.005)%, as applicable.
[12]	Amount is less than 0.005% or (0.005)%, as applicable.
[13]	Amount is less than 0.005% or (0.005)%, as applicable.
[14]	Amount is less than 0.005% or (0.005)%, as applicable.
[15]	Amount is less than 0.005% or (0.005)%, as applicable.
[16]	Amount is less than 0.005% or (0.005)%, as applicable.
[17]	Amount is less than 0.005% or (0.005)%, as applicable.
[18]	Amount is less than 0.005% or (0.005)%, as applicable.